Visio 2020-1R Depositor LLC ABS-15G

Exhibit 99.1

EXECUTIVE SUMMARY

DESCRIPTION OF DUE DILIGENCE PERFORMED

(1) Type of assets that were reviewed.

AMC Diligence, LLC (“AMC”) performed certain due diligence services described below on business purpose loans. The review was conducted on behalf of Residential Credit Opportunities II, LLC (“Client”) from July 2020 to September 2020 via files imaged and provided by Client (the “Review”).

The securitization transaction referred to as the Visio 2020-1R transaction (the “Current Securitization”) has an aggregate loan population of 1,530. In total during the Review, AMC reviewed a total of 72 unique mortgage loans for inclusion in the securitization.

In addition to the Review, AMC also previously performed certain due diligence services (the “Previous Review”) with respect to an additional 1,458 loans (the “Previously Reviewed Loans”) that are included in the Current Securitization and that were previously included in prior securitization transactions referred to as the RCO 2016-SFR1, RCO 2017-INV1, and RCO 2018-VFS1 transactions. Information with respect to the Previously Reviewed Loans can be found in (i) Exhibit 99.2 in the Form ABS-15G filed by RCO 2016-SFR1 Trust on November 16, 2016 (Accession Number: 0000891092-16-018916), (ii) Exhibit 99.2 in the Form ABS-15G/A filed by RCO 2016-SFR1 Trust on November 18, 2016 (Accession Number: 0000891092-16-018982), (iii) Exhibit 99.2 in the Form ABS 15G filed by RCO 2017-INV1 Depositor LLC and RCO 2017-INV1 Trust on October 25, 2017 (Accession Number: 0000891092-17-007626), (iv) Exhibit 99.2 in the Form ABS 15G/A filed by RCO 2017-INV1 Depositor LLC and RCO 2017-INV1 Trust on November 1, 2017 (Accession Number: 0000891092-17-007897) and (v) Exhibit 99.2 in the Form ABS 15G/A filed by RCO 2018-VFS1 Depositor LLC on November 13, 2018 (Accession Number: 0000891092-18-008231) (items (i) and (v) collectively, the “Previous Executive Summaries”). The AMC Loan ID# for each of the Previously Reviewed Loans can be found on Exhibit A attached hereto.

(2) Sample size of the assets reviewed.

The initial population consisted of seventy-two (72) mortgage loans with an aggregate original principal balance of approximately $11.635 million.

72 Loans were reviewed by AMC pursuant to the Review. To AMC’s knowledge, the Review covered 100% of the securitization loan population.

(3) Determination of the sample size and computation.

The Review was conducted consistent with the criteria, as may be relevant for this securitization, for the NRSRO(s) identified in Item 3 of the ABS Due Diligence-15E.

(4) Quality or integrity of information or data about the assets: review and methodology.

AMC collected data fields during the course of the review and compared it to the tape provided by the Client. The data reconciliation, where such information was available, involved 29 potential fields as listed below:

# of Units	Interest Rate Life Cap	Occupancy	Refi Purpose
Amortization Type	Interest Rate Life Floor	Original Interest Rate	Representative FICO
Borrower Full Name	Interest Rate Life Max	Original Loan Amount	State
Borrower Last Name	Interest Rate Periodic Cap	Original LTV	Street
City	LTV Valuation Value	Original P&I	Zip
Debt Service Coverage Ratio	Margin	Original Term
First Payment Date	Maturity Date	Property Type
Index Type	Note Date	Purpose

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

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AMC reviewed asset origination to determine conformity to the stated underwriting or credit extension guidelines, standards, criteria or other requirements that were provided to AMC and/or as directed by Client. The credit review focuses on the borrower’s credit profile and adherence to guidelines. Conformity to applicable guidelines was also assessed during the review.

Credit Application: AMC verified that the application: (i) was signed by all listed borrowers, (ii) was substantially filled out, (iii) contained all known borrower-owned properties on the Real Estate Owned section or attachments, and (iv) contained information concerning the borrowers’ property management / landlord experience.

Credit Report: AMC verified that a credit report was present for each applicable borrower and gathered data from such credit report including (i) representative FICO, (ii) credit scores from Equifax, Experian, and Transunion (if available), and (iii) the number and length of trade lines. In addition, AMC verified that any public records listed were disclosed on the application and adequately explained and in compliance with guidelines. Credit reports were not provided for Foreign Nationals.

Employment and Income: AMC determined whether applicable supporting employment and income documentation required by the guidelines was present in the mortgage loan file. While AMC did not calculate a borrower DTI, AMC did calculate a “Property DTI” per guidelines. This documentation included (i) monthly rental income information, (ii) property vacancy status, and (iii) the presence of Articles of Incorporation. In addition, a reserve calculation was performed in accordance with the guidelines.

Asset Review: AMC assessed whether the asset documentation required by the guidelines was present in the mortgage loan file.

Insurance: AMC reviewed insurance information in the file to verify (i) the presence of Rent Loss insurance equal to six (6) months PITIA, (ii) that hazard insurance met the minimum required amount of coverage in the guidelines, and (iii) that flood insurance certification was for the correct borrower, property, lender and loan number and was a “Life of Loan” certification. For properties in a flood zone per the flood certification, AMC confirmed that flood insurance met guidelines requirements (including coverage amount).

Title: AMC verified whether the appropriate vestee was on the title document (if a purchase, the seller; if a refinance, the borrower) and reviewed the Title Commitment for the disclosure issues such as assessments; covenants, conditions and restrictions; access problems; the vicinity of property to military airports; prior leases; court orders/divorce decrees; public probate issues; foreclosures; bankruptcies; judgment liens; state and federal tax liens; and environmental liens. AMC’s review looked for instances of delinquent taxes (non-liens) and the presence of oil, gas, water, or mineral rights.

Each loan, reviewed under this scope, was reviewed for adherence to the relevant credit policy as indicated by the Client. For this review, procedures followed included:

■	Reviewing the provided Note, Mortgage/DOT, and Guaranty Agreement(s) to confirm execution, adherence to the credit policy, and agreement with other Loan Approval documentation.
■	Examining appraisal reports, BPO’s, and appraisal reviews to determine if the property type is consistent with underwritten property type and usage (such as evidence/an indication of either owner or tenant occupancy) and comparing this information against other relevant information contained within applicable sections of the loan file to evaluate consistency, accuracy, and adheres to the credit policy.
■	Reviewing environmental reporting, Flood Certification, and Evidence of Insurance to confirm accuracy and adherence to credit policy requirements.
■	Reviewing credit reporting, VOR/VOM, Background Check(s), and any applicable Letter(s) of Explanation to confirm accuracy, adherence to credit policy requirements, and consistency with the Final Loan Approval worksheet.
■	Reviewing HUD-1’s, Title Search, Purchase Agreements, existing leases/rent rolls, and verification of funds with loan terms, and underwritten approved terms and amounts/LTV/LTC as well as adherence to credit policy requirements.
■	Reviewing LOI/LOE(s) for presence of un-qualified statement of business and occupancy intent, confirmation that the LOI/LOE cited address is consistent with the subject property address, and that signatory(s) are consistent with the identified borrower(s)/guarantor(s).
■	Reviewing Final Form 1003/Loan application to ensure complete execution that the subject property listed is consistent with the subject property, and that the listed residence for the Individual(s) is an address other than the subject property.
■	Confirming, if applicable, business license(s) and P&L’s are present, valid, and adheres to credit policy requirements.

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■	Confirming, if applicable, second mortgage documents are present, valid, align with approved terms amounts, and adhere to credit policy requirements.
■	Reviewing final loan approval worksheets for accuracy, completion, documentation of approval for any exceptions, and evaluating such items for agreement/consistency with all other documentation contained in the review file.
■	Reviewing the Certification of Business Purpose and Certification of Non-Owner Occupancy and Indemnity for presence of completed fields, and verifying that the hand written Primary Residence address differs from the subject property address, and is signed/dated as required.
■	Verifying presence of a complete Certification of Non-Owner Occupancy and Indemnity document for each individual borrower/co-borrower/guarantor identified within the subject note/guaranty agreement, including the presence of either individual certifications or one certificate containing all required signatures.
■	Comparing the Primary Residence address(es) listed for consistency between the Final Form 1003/Loan application(s) and the Certification(s) of Non-Owner Occupancy and Indemnity.
■	Documenting any non-approved credit policy exceptions and/or inconsistencies and reporting and/or marking such items for further dialogue.

(6) Value of collateral securing the assets: review and methodology.

AMC reviewed the appraisal included in the loan file for the following information: (i) property type, (ii) age of appraisal, (iii) verification of the property address, (iv) completeness and appropriateness of the appraisal form, (v) the analysis of demand, supply, and marketing time as contained in the appraisal, (vi) property values, (vii) appraiser comments regarding lot size, zoning, and well and septic conditions as well as legal use restrictions, (viii) a comparable sales analysis including age, distance, and adjustments, (ix) property age, (x) predominate market value, and (xi) a quality and condition ratings. In addition, AMC sought to verify the licensing of the appraiser, if possible.

If more than one valuation was provided, AMC confirmed consistency among the valuation products and if there were discrepancies that could not be resolved, AMC created an exception and worked with the client on the next steps which included ordering of additional valuation products such as collateral desktop analyses, broker’s price opinions, and full appraisals. If the property valuation products included in AMC’s review resulted in a variance of more than 10% then the client was notified of such variance and a second independent valuation product was generally ordered.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Not applicable.

(8) Other: review and methodology.

In addition to the procedures above, AMC conducted the following supplemental reviews:

Document Review

For each mortgage loan, AMC reviewed the loan file to verify whether the following documents, if applicable, were included in the file and if the data on these documents was consistent and logical.

Initial Application	Personal Guarantee	Mortgage/Deed of Trust
Credit Report	Appraisal	Note
Asset Documentation	Title / Preliminary Title	Certificate of Business Purpose / Non-Owner Occupancy
Sales Contract	Final HUD-1	Article of incorporation, if applicable
Hazard and/or flood insurance policies	Fraud/OFAC reports	Landlord Experience
Operating Agreement	Lease(s) and evidence of payment

Compliance / Owner Occupancy Review

AMC reviewed the information contained in the mortgage file in order to: (i) verify the presence, signature presence, and correct address of a business purpose certificate and non-owner occupancy declaration, (ii) verify that the application and other supporting documentation (income/asset documentation, hazard insurance, license/passport/Visa, credit report, certificate of non-owner occupancy declaration) lists a borrower’s address different from the property address, (iii) verify

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that the appraisal states the property is tenant occupied or vacant, (iv) verify that the same person signed the application and non-owner occupancy declaration, (v) verify the presence of insurance (hazard coverage plus liability coverage; landlord/rent loss insurance) on the subject property, (vi) verify that the property appraisal contains a current rent / rental analysis, (vii) for a refinance and if in the guidelines, verify that there is a lease on the subject property, (viii) verify the presence of rental assignment language in the borrower contract, (ix) provide an indication whether the borrower is a renter or homeowner (if renter, reasonableness review of whether borrower is occupying the property based upon factors above and proximity), and (x) if part of the guidelines, confirm real estate landlord experience is present for the borrower (if not part of the guidelines, reasonableness review of whether borrower is occupying the property based on factors above and other indications as reasonably appropriate).

SUMMARY OF FINDINGS AND CONCLUSIONS OF REVIEW

AMC reviewed 72 mortgage loans in the securitization population. Of these loans, one (1) mortgage loan had an exception related to credit items and/or guideline adherence.

OVERALL RESULTS GRADING SUMMARY

After considering the grading implications of the Credit and Property/Valuation sections below, 100% of the Loans by number under the S&P grading criteria in the pool possessed a NRSRO grade of “A”, or “B”.

NRSRO Grade (S&P)	# Loans	% of Loans
A	71	98.61%
B	1	1.69%
C	0	0.00%
Total	72	100.00%

Please see the various summaries below and the Exception Detail section for additional detail on exceptions within each category of Review.

CREDIT REVIEW RESULTS SUMMARY

AMC conducted a credit review on all 72 loans in the securitization population. One (1) loan was found to have a total of one (1) guideline exception. The table below summarizes the individual exceptions which carried an associated “B”, “C”, or “D” level exception grade.

NRSRO Grade (DBRS & S&P)	# Loans	% of Loans
A	71	98.61%
B	1	1.69%
C	0	0.00%
Total	72	100.00%

Exception Type	S&P Final Exception Rating	Exception Category	Total
Total Compliance Exceptions:			1
Credit	B	Credit	1
		Total Credit Grade (B) Exceptions:	1
Total Credit Exceptions:			1

NON-OWNER OCCUPIED RESULTS SUMMARY

AMC reviewed all 72 mortgage loans for non-owner occupancy through the procedures above. None of the loans have an open exception concerning non-owner occupancy.

VALUATION RESULTS SUMMARY

AMC conducted a valuation review on all 72 loans in the securitization population. Under the applicable S&P NRSRO grading criteria, zero (0) loans were graded a “B” or “C”.

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NRSRO Grade (S&P)	# Loans	% of Loans
A	72	100.00%
B	0	0%
C	0	0%
Total	72	100.00%

TAPE DATA INTEGRITY REVIEW RESULTS SUMMARY

A tape integrity review was conducted by AMC utilizing data that was captured by AMC during the Guideline Review and comparing such information to the securitization tape. There were no discrepancies.

ADDITIONAL LOAN POPULATION SUMMARY*

Amortization Type	Loan Count	% of Loans	Original Balance	% of Balance
Fixed	43	59.72%	$6,266,275.00	53.86%
Adjustable	29	40.28%	$5,368,404.00	46.14%
Total	72	100.00%	$11,634,679.00	100.00%

Lien Position	Loan Count	% of Loans	Original Balance	% of Balance
1	72	100.00%	$11,634,679.00	100.00%
Total	72	100.00%	$11,634,679.00	100.00%

Loan Purpose	Loan Count	% of Loans	Original Balance	% of Balance
Cash Out: Other/Multi-purpose/Unknown Purpose	40	55.56%	$6,259,400.00	53.80%
Limited Cash-Out	3	4.17%	$452,200.00	3.89%
First Time Home Purchase	2	2.78%	$316,125.00	2.72%
Other-than-first-time Home Purchase	17	23.61%	$3,118,954.00	26.81%
Rate/Term Refinance - Borrower Initiated	10	13.89%	$1,488,000.00	12.79%
Total	72	100.00%	$11,634,679.00	100.00%

Original Term	Loan Count	% of Loans	Original Balance	% of Balance
241-360 Months	72	100.00%	$11,634,679.00	100.00%
Total	72	100.00%	$11,634,679.00	100.00%

Property Type	Loan Count	% of Loans	Original Balance	% of Balance
Single Family Detached	31	43.06%	$4,702,675.00	40.42%
Condo, Low Rise	1	1.39%	$388,500.00	3.34%
Condo, High Rise	1	1.39%	$161,250.00	1.39%
PUD	9	12.50%	$1,857,512.00	15.97%
1 Family Attached	3	4.17%	$352,687.00	3.03%
2 Family	15	20.83%	$2,208,630.00	18.98%
3 Family	7	9.72%	$1,282,675.00	11.02%
4 Family	5	6.94%	$680,750.00	5.85%
Total	72	100.00%	$11,634,679.00	100.00%

*Percentages may not sum to 100% due to rounding.

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EXHIBIT A

AMC LOAN ID#s FOR PREVIOUSLY REVIEWED LOANS

900008339	900009921	900016357	900012068	900008331	900008783	900009561	900011885
900016957	900013590	900010671	900011828	900012884	900013126	900009092	900008879
900006787	900015800	900012667	900014450	900016753	900013833	900007537	900009276
900008847	900015290	900016700	900006308	900006257	900007302	900008886	900012943
900011396	900010611	900010737	900008454	900006200	900014968	900015450	900008830
900008351	900006880	900010607	900011819	900011391	900012955	900713944	900713964
900713953	900713961	900713978	900713981	900713947	900713972	900713934	900713948
900714034	900713975	900713983	900713966	900713979	900713952	900713968	900713945
900713960	900713940	900713959	900713984	900713933	900713969	900713971	900713985
900713982	900713949	900713977	200495011	200495012	200495018	900713938	200495027
200495036	200495037	200495038	200495040	200495042	200495043	200495045	200495047
200495048	200495049	200495050	200549280	200549281	200549288	200549292	200549296
200549299	200549301	200549304	200549305	200549307	200549308	200549309	200549310
200549312	200549316	200549317	200549318	200549319	200549320	200549322	200549325
200549327	200688475	200688478	200688481	200688480	200688484	200688486	200688485
200688488	200688512	200688514	200688504	200688508	200688495	200688501	200688502
200688503	200688496	200688493	200688492	200688491	200688538	200688536	200688537
200688539	200688533	200688532	200688531	200688515	200688516	200688517	200688520
200688521	200688522	200688523	200688524	200688525	200688529	200688541	200688543
200688544	200688545	200688549	200688551	200688553	200688554	200688555	200794979
200794987	200794991	200794983	200794998	200795010	200794997	200795000	200795002
200794999	200794994	200794981	200795004	200795012	200795019	200795017	200795014
200795015	200795009	200823062	200823065	200823068	200823069	200823070	200823071
200823072	200823073	200823074	200823075	200823081	200823082	200823083	200823085
200823086	200954624	200954626	200954629	200954630	200954631	200954632	200954634
200954635	200954637	200954638	200954642	200954644	200954645	200954646	200954648
200954649	200954650	200954651	200954652	200954653	200954654	200954655	200954656
201002024	201002025	201002027	201002028	201002030	201002034	201002035	201002036
201002038	201002042	201002043	201002044	201002045	201002046	201002047	201002048
201002049	201002050	201002051	201002053	201002056	201064046	201064047	201064049
201064051	201064057	201064059	201064061	201064066	201191057	201191061	201191062
201191064	201191065	201191066	201191067	201191070	201191074	201540225	201540224
201540223	201540221	201540220	201540219	201540218	201540217	201540216	201540213
201540212	201540210	201540209	201540207	201540202	201556468	201556466	201540200
201636077	201636080	201636081	201636084	201636085	201636086	201636088	201636089
201636091	201636092	201636093	201630579	202240815	202240816	202240817	202240824
202240825	202240826	202240829	202240832	202240833	202240834	202240835	202240836
202240837	202240838	202240839	202240840	202240841	202240842	202240843	202240844

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202240845	202240846	202240847	202240848	202240849	202240850	202284772	202287022
202287024	900014465	900010199	200503433	201288585	201002061	201002063	201002064
201002065	201142160	201288587	201130742	201130743	201002083	201061600	201061601
201061602	201002071	201278915	201191013	201142161	201002072	201130745	201002073
201002074	201288588	201002084	201391861	201191015	201002078	201395876	201278916
201191017	201191018	201288589	201590454	201130751	201130753	201130754	201061597
201061598	201130756	201130757	201130758	201130759	201288590	201130760	201191020
201130762	201130763	201142171	201288591	201130764	201191037	201278922	201142172
201390851	201142174	201130768	201130769	201191055	201130770	201915987	201142180
201590455	201288592	201278924	201488819	201191044	201191045	201288593	201391863
201390230	201390231	201288594	201390854	201390232	201191047	201142182	201288598
201191049	201278928	201390234	201288602	201718895	201395883	201278929	201288603
201395884	201621746	201288606	201391867	201391870	201191052	201191054	201390856
201278931	201646724	201390857	201390238	201395886	201391871	201558664	201488823
201590456	201390241	201390242	201540418	201556283	201390859	201395890	201558665
201395892	201390860	201590457	201558666	201779895	201390862	201390863	201395897
201390865	201643538	201395898	201600756	201646725	201646726	201556285	201722099
201491138	201491139	201576336	201576337	201590458	201540421	201540422	201615074
201705975	201611915	201710420	201630674	201635286	201635287	201635288	201646727
201640882	201615077	201615078	201641819	201627676	201558662	201960126	201558663
201627677	201627678	201628050	201820305	201826866	201640883	201640456	201643809
201627679	201646728	201621749	201643539	201652906	201705979	201752091	201640457
201654819	201654820	201745704	201729318	201710421	201960127	201647938	201832712
201926042	201779896	202203546	201745705	201915988	202293085	201910276	201910277
201748395	201729320	201831190	201779897	201779898	201736177	201729321	202260436
201729322	201748396	201780395	201780396	201718898	201820306	201972756	201904472
201907272	201752092	201780398	201919445	201843725	201780399	201895513	201843726
202035563	201919446	201904469	202035564	202080293	202080294	202081459	201972758
202070266	201910278	201910279	201910280	201895511	201895512	201984793	201984794
202245095	202239892	202069057	202166316	201930999	202036241	201966065	202165545
201985056	201985057	202340222	202036244	202070267	202258133	202043334	202036245
202043335	202226564	202227874	202041556	202069061	202070269	202041557	202070272
202077374	202372299	202321765	202079115	202070275	202258134	202165547	202070270
202164567	202117664	202117665	202081460	202043336	202193958	202041559	202092486
202041560	202043338	202043339	202245097	202245099	202079114	202081461	202089059
202352179	202342056	202342057	202258135	202231143	202227876	202079113	202258136
202258137	202227877	202166317	202333257	202333258	202231144	202231145	202089060
202164566	202166319	202303347	202226567	202239896	202245098	202193959	202355716
202260434	202239889	202258120	202239890	202352858	202303348	202340221	202310665
202340081	202310666	202325542	202239891	202329100	202313481	202310667	202329101
202333260	202260435	202349033	202343662	202339881	202340224	202321767	202326193

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202342059	202326194	202321768	202326195	202325619	202343663	202325543	202293088
202325544	202333261	202333259	202325546	202347174	202293089	202352859	202326196
202349034	202349035	201391875	201390866	201764348	201611916	201648798	201600758
201640884	201642471	201640458	201647936	201627680	201643541	201647940	201654822
201708756	201648800	201752093	201984795	201764349	201718899	201764351	201801031
201832715	201832716	201708757	202258121	202258123	202239178	201061599	201395881
201600757	202421747	201985125	202077373	202355717	202384841	202388150	202384843
202388151	202392477	202392478	202396515	202396516	202396519	202396905	202402858
202418671	202421744	202425066	202425067	202725014	202425235	202425882	202396517
202402856	202403230	202403231	202403232	202444750	202404068	202418668	202418670
202421745	202425236	202425881	202444751	202444753	202462395	202462396	202418669
202421741	203056520	202425883	202426592	202480817	202480819	202489593	202489597
202492059	203111175	202494892	202494893	203112585	202494895	202499998	203111176
202499999	202502677	202502678	203156671	202505054	203168231	202505055	203355966
202480816	202492062	202494891	202505658	202505659	202505660	203358270	203358952
203360744	202505661	202505662	203547794	203573561	203600782	203627586	203645234
203658581	203658583	202515712	202515713	202515766	202515714	202515764	202515765
203647973	202515767	202515768	202516181	202534145	202534147	202534148	202549426
202549427	202549428	202549430	202558375	202558376	202558377	203973826	202558378
202558379	202579416	203973858	202579417	202637071	202637072	202637073	202637074
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